FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	2012 Fair value	2012 Carrying value	2011 Fair value	2011 Carrying value
Financial assets:
Restricted cash and investments	1,647	1,647	1,737	1,737
Financial liabilities:
8.52% Term Loans due 2015	8,793	8,954	11,530	11,938

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2012 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	1,647	1,647	—	—
Financial liabilities:
8.52% Term Loans due 2015	8,793	—	8,793	—